Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2025 Fund

June 30, 2020

Z25-QTLY-0820
1.9884238.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	451	$8,086
Fidelity Series Commodity Strategy Fund (a)	786	3,018
Fidelity Series Large Cap Growth Index Fund (a)	436	5,489
Fidelity Series Large Cap Stock Fund (a)	397	5,589
Fidelity Series Large Cap Value Index Fund (a)	954	10,489
Fidelity Series Small Cap Opportunities Fund (a)	219	2,679
Fidelity Series Value Discovery Fund (a)	323	3,777
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,377)		39,127

International Equity Funds - 27.9%
Fidelity Series Canada Fund (a)	186	1,771
Fidelity Series Emerging Markets Fund (a)	160	1,368
Fidelity Series Emerging Markets Opportunities Fund (a)	644	12,354
Fidelity Series International Growth Fund (a)	281	4,808
Fidelity Series International Index Fund (a)	208	1,972
Fidelity Series International Small Cap Fund (a)	98	1,568
Fidelity Series International Value Fund (a)	572	4,809
Fidelity Series Overseas Fund (a)	464	4,790
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,412)		33,440

Bond Funds - 33.5%
Fidelity Series Corporate Bond Fund (a)	555	6,190
Fidelity Series Emerging Markets Debt Fund (a)	84	750
Fidelity Series Floating Rate High Income Fund (a)	19	165
Fidelity Series Government Bond Index Fund (a)	661	7,454
Fidelity Series High Income Fund (a)	96	846
Fidelity Series Inflation-Protected Bond Index Fund (a)	713	7,448
Fidelity Series International Credit Fund (a)	7	77
Fidelity Series Investment Grade Bond Fund (a)	684	8,292
Fidelity Series Investment Grade Securitized Fund (a)	535	5,684
Fidelity Series Long-Term Treasury Bond Index Fund (a)	263	2,735
Fidelity Series Real Estate Income Fund (a)	51	497
TOTAL BOND FUNDS
(Cost $38,188)		40,138

Short-Term Funds - 6.0%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	106	106
Fidelity Series Short-Term Credit Fund (a)	125	1,281
Fidelity Series Treasury Bill Index Fund (a)	578	5,781
TOTAL SHORT-TERM FUNDS
(Cost $7,135)		7,168
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $118,112)		119,873
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$119,873

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$6,087	$509	$857	$--	$62	$2,285	$8,086
Fidelity Series Canada Fund	1,639	109	223	--	(48)	294	1,771
Fidelity Series Commodity Strategy Fund	3,596	50	771	--	(192)	335	3,018
Fidelity Series Corporate Bond Fund	4,894	925	120	44	(7)	498	6,190
Fidelity Series Emerging Markets Debt Fund	664	11	--	10	--	75	750
Fidelity Series Emerging Markets Fund	879	283	--	--	--	206	1,368
Fidelity Series Emerging Markets Opportunities Fund	8,438	2,124	313	--	(35)	2,140	12,354
Fidelity Series Floating Rate High Income Fund	153	1	--	2	--	11	165
Fidelity Series Government Bond Index Fund	7,568	588	689	30	19	(32)	7,454
Fidelity Series Government Money Market Fund 0.25%	1,764	855	2,513	1	--	--	106
Fidelity Series High Income Fund	779	11	--	12	--	56	846
Fidelity Series Inflation-Protected Bond Index Fund	6,733	612	149	4	2	250	7,448
Fidelity Series International Credit Fund	71	1	--	1	--	5	77
Fidelity Series International Growth Fund	4,785	137	939	--	37	788	4,808
Fidelity Series International Index Fund	1,797	59	166	--	(25)	307	1,972
Fidelity Series International Small Cap Fund	1,413	--	119	--	(10)	284	1,568
Fidelity Series International Value Fund	4,587	142	707	--	(95)	882	4,809
Fidelity Series Investment Grade Bond Fund	7,300	669	68	55	2	389	8,292
Fidelity Series Investment Grade Securitized Fund	5,153	683	189	21	2	35	5,684
Fidelity Series Large Cap Growth Index Fund	4,544	378	586	100	51	1,102	5,489
Fidelity Series Large Cap Stock Fund	4,708	272	209	--	(9)	827	5,589
Fidelity Series Large Cap Value Index Fund	8,756	835	314	--	(63)	1,275	10,489
Fidelity Series Long-Term Treasury Bond Index Fund	2,680	334	212	56	45	(112)	2,735
Fidelity Series Overseas Fund	4,490	309	873	--	(85)	949	4,790
Fidelity Series Real Estate Income Fund	427	7	--	7	--	63	497
Fidelity Series Short-Term Credit Fund	1,231	8	--	7	--	42	1,281
Fidelity Series Small Cap Opportunities Fund	2,333	199	311	--	(62)	520	2,679
Fidelity Series Treasury Bill Index Fund	5,777	21	--	21	--	(17)	5,781
Fidelity Series Value Discovery Fund	2,738	682	107	--	(5)	469	3,777
	$105,984	$10,814	$10,435	$371	$(416)	$13,926	$119,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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